Share capital - Schedule of Shares Outstanding (Details)	6 Months Ended
	Jun. 30, 2025 shares shares	Dec. 31, 2024 shares
Increase (Decrease) In Number Of Shares [Roll Forward]
Treasury shares held (in shares)	10,460,031	13,159,321
Class A
Increase (Decrease) In Number Of Shares [Roll Forward]
Number of shares outstanding at beginning of period (in shares)	289,296,343
Sale of treasury shares related to share-based compensation (in shares)	2,701,197
Purchase of treasury shares (in shares)	(1,907)
Conversion of Class B to Class A shares (in shares)	1,052,082
Number of shares outstanding at end of period (in shares)	293,047,715
Awards granted under various incentive plans not yet exercised or distributed (in shares)	3,371,878
Awards granted under various incentive plans with dilutive effects (in shares)	2,931,537
Class B
Increase (Decrease) In Number Of Shares [Roll Forward]
Number of shares outstanding at beginning of period (in shares)	345,437,500
Sale of treasury shares related to share-based compensation (in shares)	0
Purchase of treasury shares (in shares)	0
Conversion of Class B to Class A shares (in shares)	(10,520,820)
Number of shares outstanding at end of period (in shares)	334,916,680
Awards granted under various incentive plans not yet exercised or distributed (in shares)	0
Awards granted under various incentive plans with dilutive effects (in shares)	10,731,061